Gallery Trust

Statement of Certification

Pursuant to Rule 497(j)

Gallery Trust (the “Trust”) hereby certifies that, to the best of its knowledge, the forms of Proxy Statements/Prospectuses and Statements of Additional Information dated August 8, 2018 that would have been filed under paragraph (b) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-14 (File No. 333-225946), which was filed electronically on August 8, 2018 (Accession No. 0001398344-18-011383).

Gallery Trust

By:	/s/ Dianne M. Descoteaux
Dianne M. Descoteaux

Title:	Vice President and Secretary

Date:	August 10, 2018